Preferred, Common Stock and Additional Paid in Capital - Share Re-purchase Plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	29 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Aug. 10, 2011	Feb. 23, 2010
Payments For Repurchase Of Equity [Abstract]
Share repurchase plan - authorized amount			$ 3,000	$ 30,000
Share repurchase plan - remaining authorized amount	2,140	2,140
Repurchase of common shares	861
Reinstatement Of Share Repurchase Plan
Payments For Repurchase Of Equity [Abstract]
Share repurchase program - maximum share price		$ 19.5
Treasury Stock
Payments For Repurchase Of Equity [Abstract]
Share repurchase plan - shares repurchased and cancelled	61,730
Repurchase of common shares	860
Common Stock
Payments For Repurchase Of Equity [Abstract]
Share repurchase plan - shares repurchased and cancelled	61,730
Repurchase of common shares	$ 1